Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Preferred Stock Redeemable Convertible Preferred Stock.	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018			$ 72,155,654
Balance at the beginning (in shares) at Dec. 31, 2018			20,335,871
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 34,728,457
Preferred issuance, net of issuance costs (in shares)			12,317,871
Balance at the end at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the end (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Balance at the beginning at Dec. 31, 2018	$ 827			$ 941,902	$ (57,492,746)	$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018	8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				392,566		392,566
Proceeds from option exercises	$ 12			39,851		$ 39,863
Proceeds from option exercises (in shares)	122,560					122,560
Net loss					(18,468,776)	$ (18,468,776)
Balance at the end at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the end (in shares) at Dec. 31, 2019	8,396,425
Balance at the end at Jun. 30, 2020		$ 106,884,111
Balance at the end (in shares) at Jun. 30, 2020		32,653,742				32,653,742
Balance at the end at Jun. 30, 2020	$ 846			1,343,750	(87,739,276)	$ (86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	8,468,742
Balance at the beginning at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Balance at the end at Mar. 31, 2020		$ 106,884,111
Balance at the end (in shares) at Mar. 31, 2020		32,653,742
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				32,414		32,414
Proceeds from option exercises	$ 2			16,937		16,939
Proceeds from option exercises (in shares)	13,284
Net loss					(5,749,171)	(5,749,171)
Balance at the end (Impact of adoption of ASC 842) at Mar. 31, 2020					(111,637)	(111,637)
Balance at the end at Mar. 31, 2020	$ 841			1,423,669	(81,822,329)	(80,397,819)
Balance at the end (in shares) at Mar. 31, 2020	8,409,709
Balance at the beginning at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Balance at the end at Jun. 30, 2020		$ 106,884,111
Balance at the end (in shares) at Jun. 30, 2020		32,653,742				32,653,742
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(11,666,118)
Balance at the end at Jun. 30, 2020	$ 846			1,343,750	(87,739,276)	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	8,468,742
Balance at the beginning at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 39,860,073
Preferred issuance, net of issuance costs (in shares)			9,038,488
Balance at the end at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the end (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				122,032		122,032
Proceeds from option exercises	$ 17			131,785		$ 131,802
Proceeds from option exercises (in shares)	164,886					164,886
Net loss					(31,674,084)	$ (31,674,084)
Balance at the end (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	(111,637)
Balance at the end at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	$ (106,135,338)
Balance at the end (in shares) at Dec. 31, 2020	2,765,097
Balance at the beginning at Mar. 31, 2020		$ 106,884,111
Balance at the beginning (in shares) at Mar. 31, 2020		32,653,742
Balance at the end at Jun. 30, 2020		$ 106,884,111
Balance at the end (in shares) at Jun. 30, 2020		32,653,742				32,653,742
Balance at the beginning (Impact of adoption of ASC 842) at Mar. 31, 2020					(111,637)	$ (111,637)
Balance at the beginning at Mar. 31, 2020	$ 841			1,423,669	(81,822,329)	(80,397,819)
Balance at the beginning (in shares) at Mar. 31, 2020	8,409,709
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				(135,966)		(135,966)
Proceeds from option exercises	$ 5			56,047		56,052
Proceeds from option exercises (in shares)	59,033
Net loss					(5,916,947)	(5,916,947)
Balance at the end at Jun. 30, 2020	$ 846			1,343,750	(87,739,276)	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	8,468,742
Balance at the end at Jun. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Jun. 30, 2021		41,587,368				41,587,368
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		3,663,679	(122,287,890)	$ (118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416
Balance at the beginning at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the end at Mar. 31, 2021		$ 143,086,271
Balance at the end (in shares) at Mar. 31, 2021		41,587,368
Balance at the beginning (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	$ (111,637)
Balance at the beginning at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	(106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				225,623		225,623
Proceeds from option exercises	$ 51			331,740		331,791
Proceeds from option exercises (in shares)	506,707
Net loss					(6,825,527)	(6,825,527)
Balance at the end at Mar. 31, 2021	$ 907			2,168,412	(114,572,770)	(112,403,451)
Balance at the end (in shares) at Mar. 31, 2021	3,271,804
Balance at the beginning at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the end at Jun. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Jun. 30, 2021		41,587,368				41,587,368
Balance at the beginning (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	$ (111,637)
Balance at the beginning at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	$ (106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from option exercises (in shares)						1,723,319
Net loss						$ (14,540,647)
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		3,663,679	(122,287,890)	(118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416
Balance at the beginning at Mar. 31, 2021		$ 143,086,271
Balance at the beginning (in shares) at Mar. 31, 2021		41,587,368
Balance at the end at Jun. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Jun. 30, 2021		41,587,368				41,587,368
Balance at the beginning at Mar. 31, 2021	$ 907			2,168,412	(114,572,770)	$ (112,403,451)
Balance at the beginning (in shares) at Mar. 31, 2021	3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				689,494		689,494
Proceeds from option exercises	$ 121			805,773		805,894
Proceeds from option exercises (in shares)	1,216,612
Net loss					(7,715,120)	(7,715,120)
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		$ 3,663,679	$ (122,287,890)	$ (118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416